Revenue (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 126,111				$ 306,791
Accounts receivable		$ 1,622,434	$ 1,622,434		794,136
Allowances for doubtful		$ 9,963	$ 0	$ 9,963	0
Debt expense				9,963	0
Contract assets				319,480
Revenue recognize				11,100,000
Vehicle Lease [Member]
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 2,270,000			$ 1,513,333	$ 756,667